Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity
Schedule of share capital, share premium and treasury shares

Share capital	At December 31,
	2025	2024	2023
Balances at the beginning of the year	163,223	163,223	163,223
Capital increase (1)	1,996	—	—
Balances at the end of the year	165,219	163,223	163,223

Share premium	At December 31,
	2025	2024	2023
Balances at the beginning of the year	183,430	183,430	183,430
Capital increase (1)	38,004	—	—
Balances at the end of the year	221,434	183,430	183,430

(1)On May 28, 2025, CAAP increased its share capital by the amount of USD 1,996 through the issuance of 1,996,439 new shares having a nominal value of USD 1 each. These new shares issued from the authorized share capital were delivered in consideration for the 25% interest in CAIT as disclosed in Note 2.B. As a result of the issuance, the share capital of the Company increased from 163,223 to 165,219 shares. The share premium movement is determined by the difference in the nominal value and the amount determined legally for the subscription. This resulted in an increase of the share premium of the Company from USD 183,430 to USD 221,434.

Schedule of remaining new shares held in treasury under management compensation plan

	2025		2024		2023
Treasury shares	Shares	USD	Shares	USD	Shares	USD
At January 1	2,132,325	4,094	2,251,123	4,322	2,396,015	4,600
Transfer of treasury shares to executives and key employees	(91,509)	(176)	(118,798)	(228)	(144,892)	(278)
At December 31	2,040,816	3,918	2,132,325	4,094	2,251,123	4,322

Summary of shares granted under the management share compensation plan

	Average		Average		Average
	price per		price per		price per
	share	2025	share	2024	share	2023
As at January 1,	12.44	106,667	7.83	138,141	5.62	169,185
Granted during the year	18.44	65,912	14.65	87,324	9.48	113,848
Exercised during the year	(12.90)	(91,509)	(8.70)	(118,798)	(6.55)	(144,892)
As at December 31,	16.81	81,070	12.44	106,667	7.83	138,141

Summary of amounts in U.S. dollars of shares granted and accrued under each plan

	2025			2024				2023
Assignment date	Granted	Exercised	Accrued	Granted	Exercised	Accrued	Granted	Exercised	Accrued
December 2021	—	—	—	—	—	—	—	287	96
April 2022	—	—	—	—	200	33	—	150	150
December 2022	—	—	—	—	126	31	—	188	184
April 2023	—	296	48	—	222	216	739	222	474
November 2023	—	136	30	—	101	160	340	102	151
August 2024	—	384	477	1,279	384	703	—	—	—
September 2025	590	177	313	—	—	—	—	—	—
December 2025	625	187	215	—	—	—	—	—	—
As at December 31,	1,215	1,180	1,083	1,279	1,033	1,143	1,079	949	1,055

Schedule of movements of other reserves

	2025	2024	2023
At the beginning of the year	(1,319,682)	(1,313,888)	(1,314,025)
Change in participation (1)	(14,891)	(4,641)	12
Fair value adjustment on equity issuance (2)	1,785	—	—
Share-based compensation reserve (Note 25.a))	1,083	1,143	1,055
Execution of share-based compensation reserve	(1,180)	(1,033)	(949)
Hedge reserve net of income tax	664	(1,249)	—
Remeasurement of defined benefit obligations net for income tax	11	(14)	19
As at December 31,	(1,332,210)	(1,319,682)	(1,313,888)

(1)	As of December 31, 2025 relates mainly to USD (17.639) from the difference between the fair value of the consideration paid for the acquisition of non-controlling interest in CAIT for USD 41,785 and the carrying amount of the non-controlling interest, see Note 2.B.3 and Notes 25.a) and d); and USD 2,748 from the change in participation in CAS, see Note 2.b and Note 25 d). As December 31, 2024 mainly consists of the change in participations in CASA, see Note 25 d).
(2)	As of December 31, 2025 relates difference between the fair value and the subscription price of the newly issued shares, see Note 1 and Notes 25.a).

Schedule of movements of the reserve of other comprehensive income / (loss)

						Transfer from
		Remeasurement		Share of other	Income	shareholders
	Currency	of defined		comprehensive	Tax	equity – currency
	translation	benefit	Cash flow	loss from	effect	translation
	adjustments	obligations (*)	hedge (*)	associates	(*)	differences	Total

Balances at January 1, 2025	(138,653)	529	(1,643)	(41,220)	268	63,402	(117,317)
Other comprehensive income/(loss) for the year	(59,152)	42	873	81	(240)	—	(58,396)
For the year ended December 31, 2025	(197,805)	571	(770)	(41,139)	28	63,402	(175,713)

Balances at January 1, 2024	(505,015)	532	—	(41,239)	(115)	63,402	(482,435)
Other comprehensive income/(loss) for the year	366,362	(3)	(1,643)	19	383	—	365,118
For the year ended December 31, 2024	(138,653)	529	(1,643)	(41,220)	268	63,402	(117,317)

Balances at January 1, 2023	(273,378)	520	—	(41,169)	(122)	63,402	(250,747)
Other comprehensive income/(loss) for the year	(231,637)	12	—	(70)	7	—	(231,688)
For the year ended December 31, 2023	(505,015)	532	—	(41,239)	(115)	63,402	(482,435)

(*) Income tax relating to OCI amounts to Remeasurement of defined benefit obligations and cash flow hedge. The movement was recognized as other comprehensive income / (loss) of other reserves.

Schedule of movements of the non- controlling interest

	2025	2024	2023
At the beginning of the year	148,686	78,929	146,274
Shareholder contributions (1)	—	—	9,424
Income / (loss) for the year	9,995	25,238	(13,039)
Other comprehensive income / (loss)
Currency translation	(19,292)	99,841	(50,047)
Remeasurement of defined benefit obligations	48	(10)	(20)
Cash flow hedge	688	(1,874)	—
Reserve for income tax	(197)	441	5
	(18,753)	98,398	(50,062)
Changes in non-controlling interest
Changes in the participations –acquisitions (2)	(27,052)	(26,499)	(12)
Dividends approved (3)	(38,707)	(27,380)	(13,656)
	(65,759)	(53,879)	(13,668)
Non-controlling interest at the end of the year	74,169	148,686	78,929

(1) Corresponds mainly to contributions made by the non-controlling interest in ICAB.

(2) As of December 31, 2025, relates mainly to the carrying amount of the non-controlling interest in CAIT (see Note 2.b and Note 25.a) and the acquisition of the non-controlling interest of CAS performed by Cedicor S.A, increasing the indirect participation of CAAP from 99.99% to 100%. As of December 31, 2024 mainly corresponds to an acquisition performed in October 2024 when Cedicor S.A. purchased for USD 30,949 the participation of the non-controlling interest, becoming the owner of 100% of Corporación America S.A.’s shares.

(3) As of December 31, 2025, all distributions to non-controlling interest approved during the year were fully paid. In addition, during 2025, distributions approved in 2024 that were outstanding as of December 31, 2024 were settled for USD 10,749.